INCOME TAXES (Details 3) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Deferred tax liability:
Property, plant and equipment	$ 32	$ 33
Deferred tax asset:
Tax loss carryforwards	(474)	(568)
Deferred deductible expenses	(74)
Valuation allowance	548	567	$ 612	$ 722
Total net deferred tax asset		(1)
Net deferred tax liability	$ 32	$ 32